Federated Hermes Muni and Stock Advantage Fund
Portfolio of Investments
July 31, 2025 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCKS—48.6%
		Communication Services—3.8%
123,211		Alphabet, Inc., Class A	$ 23,644,191
374,855		AT&T, Inc.	10,274,776
69,813		Deutsche Telekom AG, Class REG	2,502,213
12,855		Meta Platforms, Inc.	9,942,571
105,420		Verizon Communications, Inc.	4,507,759
		TOTAL	50,871,510
		Consumer Discretionary—3.5%
81,454	[1]	Amazon.com, Inc.	19,069,196
108,386		Bath & Body Works, Inc.	3,138,859
72,800	[1]	Cirsa Enterprises SA	1,183,882
82,000	[1]	HBX Group International PLC	800,145
4,303		Home Depot, Inc.	1,581,395
57,398		Nike, Inc., Class B	4,287,057
251,874	[1]	PENN Entertaintment, Inc.	4,548,844
13,286	[1]	Ulta Beauty, Inc.	6,842,423
69,939		Whirlpool Corp.	5,807,734
		TOTAL	47,259,535
		Consumer Staples—2.9%
7,691		Costco Wholesale Corp.	7,226,771
240,018		JBS NV-A	3,312,248
9,958		Philip Morris International, Inc.	1,633,610
38,502		Procter & Gamble Co.	5,793,396
147,227		The Coca-Cola Co.	9,995,241
118,767		Walmart, Inc.	11,636,791
		TOTAL	39,598,057
		Energy—2.1%
33,294		Chevron Corp.	5,048,702
57,246		ConocoPhillips	5,457,834
97,048		Exxon Mobil Corp.	10,834,439
16,000	[1]	Infinity Natural Resources, Inc.	238,560
25,385		TotalEnergies SE	1,508,408
22,092		Valero Energy Corp.	3,033,453
40,658		Williams Cos., Inc.	2,437,447
		TOTAL	28,558,843
		Financials—9.4%
25,514		American Express Co.	7,636,595
40,335	[1]	American Integrity Insurance Group, Inc.	752,651
60,829		American International Group, Inc.	4,722,155
12,000	[1]	Aspen Insurance Holdings Ltd.	379,080
33,813		Assurant, Inc.	6,333,175
192,395		Bank of America Corp.	9,094,512
5,235		BlackRock, Inc.	5,789,962
17,639		Capital One Financial Co.	3,792,385
53,419		Charles Schwab Corp.	5,220,639
72,066		Citizens Financial Group, Inc.	3,438,990

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Financials—continued
3,242		Goldman Sachs Group, Inc.	$ 2,345,879
34,156		Intercontinental Exchange, Inc.	6,313,053
74,161		JPMorgan Chase & Co.	21,969,455
57,904		KKR & Co., Inc.	8,487,568
19,083		Progressive Corp., OH	4,618,849
12,655		S&P Global, Inc.	6,974,171
37,312		UMB Financial Corp.	4,103,947
25,907		Visa, Inc., Class A	8,950,091
111,256		Wells Fargo & Co.	8,970,571
20,695		Willis Towers Watson PLC	6,535,688
		TOTAL	126,429,416
		Health Care—4.8%
16,057		Abbott Laboratories	2,026,233
22,959		AbbVie, Inc.	4,339,710
19,025		AstraZeneca PLC	2,774,851
29,562	[1]	Boston Scientific Corp.	3,101,645
23,176		Danaher Corp.	4,569,380
17,055		Eli Lilly & Co.	12,621,894
19,214		Johnson & Johnson	3,165,314
9,846		McKesson Corp.	6,828,595
75,707		Medtronic PLC	6,831,800
39,185		Merck & Co., Inc.	3,061,132
131,897		Pfizer, Inc.	3,071,881
16,639		Sanofi	1,511,982
11,722		Thermo Fisher Scientific, Inc.	5,482,145
18,639		UnitedHealth Group, Inc.	4,651,549
		TOTAL	64,038,111
		Industrials—5.6%
27,246	[1]	Builders Firstsource, Inc.	3,463,784
68,902		Delta Air Lines, Inc.	3,666,275
10,892		Dover Corp.	1,972,977
18,648		Eaton Corp. PLC	7,174,259
44,000		Ferrari NV	481,170
17,379		GE Aerospace	4,711,099
11,535		GE Vernova, Inc.	7,616,445
17,119		J. B. Hunt Transportation Services, Inc.	2,465,992
53,319		Knight-Swift Transportation Holdings, Inc.	2,266,058
18,451		L3Harris Technologies, Inc.	5,070,704
7,809		Northrop Grumman Corp.	4,502,748
14,178		Parker-Hannifin Corp.	10,376,878
35,328		RTX Corp.	5,566,633
16,750	[1]	Siemens Energy AG	1,947,942
31,936		Stanley Black & Decker, Inc.	2,160,470
4,114		United Rentals North America, Inc.	3,632,415
33,185		Waste Management, Inc.	7,604,675
		TOTAL	74,680,524
		Information Technology—12.1%
22,636	[1]	Advanced Micro Devices, Inc.	3,990,953
12,371	[1]	Ambiq Micro, Inc.	542,468
124,658		Apple, Inc.	25,875,261

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
18,127		Applied Materials, Inc.	$ 3,263,948
29,634	[1]	Arista Networks, Inc.	3,651,502
85,230		Broadcom, Inc.	25,032,051
27,853		Cisco Systems, Inc.	1,896,232
52,200		Dell Technologies, Inc.	6,926,418
107,119		Hewlett Packard Enterprise Co.	2,216,292
39,365		IBM Corp.	9,965,250
38,999	[1]	Innoscripta SE	4,753,646
24,967		Microchip Technology, Inc.	1,687,520
22,547		Micron Technology, Inc.	2,460,780
66,924		Microsoft Corp.	35,703,954
10,256		Motorola Solutions, Inc.	4,502,179
93,935		NVIDIA Corp.	16,708,218
110,000	[1]	Qualco Group S.A.	702,290
20,124		Salesforce, Inc.	5,198,633
49,475		TD SYNNEX Corp.	7,143,695
		TOTAL	162,221,290
		Materials—1.3%
80,631		Freeport-McMoRan, Inc.	3,244,592
15,417		Linde PLC	7,095,828
28,211		LyondellBasell Industries N.V.	1,634,263
18,733		Vulcan Materials Co.	5,145,393
		TOTAL	17,120,076
		Utilities—3.1%
59,991		American Electric Power Co., Inc.	6,787,382
386,042		CenterPoint Energy, Inc.	14,986,150
110,743		NextEra Energy, Inc.	7,869,398
161,178		PPL Corp.	5,752,443
69,632		Southern Co.	6,578,831
		TOTAL	41,974,204
		TOTAL COMMON STOCKS (IDENTIFIED COST $371,007,320)	652,751,566
		MUNICIPAL BONDS—48.1%
		Alabama—1.5%
$ 1,500,000		Black Belt Energy Gas District, AL, Gas Project Revenue Refunding Bonds (Series 2023D-1), (Goldman Sachs Group, Inc. GTD), 5.500%, Mandatory Tender 2/1/2029	1,579,977
5,000,000		Energy Southeast, AL, Energy Supply Revenue Bonds (Series 2023A-1), (Morgan Stanley GTD), 5.500%, Mandatory Tender 1/1/2031	5,380,159
6,000,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.250%, 10/1/2049	6,021,277
3,000,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.500%, 10/1/2053	3,046,589
2,010,000		Lower Alabama Gas District, Gas Project Revenue Bonds (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2031	2,130,837
2,000,000		Lower Alabama Gas District, Gas Project Revenue Bonds (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2046	1,991,099
		TOTAL	20,149,938
		Arizona—2.0%
1,320,000		Arizona Board of Regents (Arizona State University), System Revenue Bonds (Series 2024A), 5.000%, 7/1/2042	1,366,655
4,250,000		Arizona State IDA (Equitable School Revolving Fund), Senior National Charter School Revolving Loan Fund Revenue Bonds (Series 2022A), 5.000%, 11/1/2047	4,069,505
665,000	[2]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	658,560
2,500,000		Phoenix, AZ Civic Improvement Corp. - Airport System (Phoenix, AZ Aviation Department), Junior Lien Airport Revenue Bonds (Series 2019A), 5.000%, 7/1/2049	2,495,976

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Arizona—continued
$ 2,760,000		Phoenix, AZ IDA (GreatHearts Arizona), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	$ 2,760,693
1,500,000		Phoenix, AZ IDA (GreatHearts Arizona), Education Revenue Bonds (Series 2025A), (Original Issue Yield: 5.560%), 5.250%, 7/1/2060	1,397,316
2,000,000	[2]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.875%, 11/15/2052	2,056,401
8,170,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2025B), 5.000%, 1/1/2035	9,272,378
2,600,000		Yuma, AZ IDA (Yuma Regional Medical Center), Revenue Bonds (Series 2024A), (Original Issue Yield: 4.180%), (Assured Guaranty Corp. INS), 4.000%, 8/1/2054	2,151,578
		TOTAL	26,229,062
		California—1.8%
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.000%, 10/1/2044	1,965,331
250,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2051	209,876
250,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	205,966
1,135,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	1,085,566
3,550,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2015A), 5.000%, 11/1/2030	3,565,099
1,565,000		California State, Various Purpose UT GO Bonds, 5.000%, 9/1/2052	1,592,142
2,000,000		Los Angeles, CA Department of Airports, Senior Revenue Green Bonds (Series 2022I), 5.000%, 5/15/2048	2,017,308
1,290,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Original Issue Yield: 6.375%), (Citigroup, Inc. GTD), 6.125%, 11/1/2029	1,363,965
3,940,000		San Diego County, CA Regional Airport Authority, Subordinate Airport Revenue Bonds (Series 2021A), 4.000%, 7/1/2046	3,529,488
1,080,000		San Diego, CA Unified School District, UT GO Dedicated Property Tax Bonds (Series 2002M-2), 4.550%, 7/1/2052	1,028,587
2,420,000		San Francisco, CA Bay Area Rapid Transit District, GO Bonds (Series 2022D-1), 5.250%, 8/1/2047	2,534,094
2,500,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Bonds (Series 2023D), 5.250%, 5/1/2048	2,588,690
2,440,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2017M), 5.000%, 5/15/2036	2,491,333
		TOTAL	24,177,445
		Colorado—1.7%
1,500,000		Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.000%, 12/15/2035	1,500,858
2,815,000		Colorado Health Facilities Authority (Advent Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2019A), 4.000%, 11/15/2043	2,461,739
250,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2037	249,919
1,200,000		Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2022), 5.500%, 11/1/2047	1,221,204
5,880,000		Colorado High Performance Transportation Enterprise, C-470 Express Lanes Senior Revenue Bonds (Series 2017), 5.000%, 12/31/2051	5,483,448
1,365,000		Colorado State Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 4.000%, 8/1/2044	1,176,510
2,500,000		Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), Revenue Bonds (Series 2024A), 5.000%, 5/15/2054	2,454,241
1,500,000		Denver, CO City & County Department of Aviation, Airport System Senior Revenue Bonds (Series 2022B), 5.250%, 11/15/2053	1,528,938
4,000,000		Denver, CO City & County Department of Aviation, Airport System Senior Revenue Bonds (Series 2022C), 5.250%, 11/15/2053	4,074,715
3,095,000		University of Colorado (The Regents of), University Enterprise Revenue Refunding Bonds (Series 2017A-2), 4.000%, 6/1/2043	2,805,037
		TOTAL	22,956,609
		Connecticut—0.5%
3,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2032	3,173,359
1,500,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2022A), 5.250%, 7/1/2042	1,582,446

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	Connecticut—continued
$ 1,000,000	Stamford, CT Housing Authority (Mozaic Concierge Living), Entrance Fee Principal Redemption Bonds (Series 2025C), 4.750%, 10/1/2032	$ 1,013,193
750,000	Stamford, CT Housing Authority (Mozaic Concierge Living), Revenue Bonds (Series 2025A), (Original Issue Yield: 6.350%), 6.250%, 10/1/2060	706,982
	TOTAL	6,475,980
	Delaware—0.1%
2,000,000	Delaware EDA (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Bonds (Series 2018B), 5.000%, 11/15/2048	1,863,139
	District Of Columbia—1.5%
1,140,000	District of Columbia (District of Columbia International School), Revenue Bonds (Series 2019), 5.000%, 7/1/2054	1,043,671
1,435,000	District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2041	1,384,578
1,000,000	District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.125%), 5.000%, 7/1/2042	935,566
500,000	District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.000%, 7/1/2037	498,789
5,375,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Bonds (Series 2022A), 5.000%, 7/1/2035	5,867,000
3,500,000	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Revenue Refunding Bonds (Series 2024A), 5.000%, 10/1/2039	3,739,750
6,090,000	District of Columbia, UT GO Bonds (Series 2019A), 5.000%, 10/15/2044	6,136,818
	TOTAL	19,606,172
	Florida—1.5%
3,000,000	Brevard County, FL Health Facilities Authority (Health First, Inc.), Hospital Revenue Bonds (Series 2022A), 5.000%, 4/1/2042	2,985,490
2,010,000	Central Florida Expressway Authority, Senior Lien Revenue Refunding Bonds (Series 2016B), 4.000%, 7/1/2040	1,887,762
2,125,000	Hillsborough County, FL Aviation Authority, Revenue Bonds (Series 2018F), 5.000%, 10/1/2048	2,105,455
2,500,000	Lakeland, FL (Lakeland Regional Health System), Hospital Revenue Refunding Bonds (Series 2024), 5.000%, 11/15/2038	2,642,836
1,000,000	Lakeland, FL (Lakeland Regional Health System), Hospital Revenue Refunding Bonds (Series 2024), 5.000%, 11/15/2040	1,035,252
530,000	Lakewood Ranch, FL Stewardship District (Star Farms at Lakewood Ranch Project Phase 3/4), Special Assessment Revenue Bonds (Series 2024), 5.550%, 5/1/2054	507,294
1,055,000	Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds (Series 2022A), 5.250%, 10/1/2052	894,636
2,715,000	Miami Beach, FL, Revenue Bonds (Series 2015), 5.000%, 9/1/2040	2,717,774
1,650,000	Miami-Dade County, FL Aviation Department, Aviation Revenue Refunding Bonds (Series 2024B), 5.000%, 10/1/2037	1,780,719
750,000	Orange County, FL, Health Facilities Authority (Orlando Health Obligated Group), Hospital Revenue Bonds (Series 2025A), 5.000%, 10/1/2044	758,003
2,000,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center), Hospital Revenue Bonds (Series 2025), 5.750%, 11/1/2050	2,042,292
750,000	St. Johns County, FL IDA (Vicar’s Landing), Senior Living Revenue Bonds (Series 2021A), 4.000%, 12/15/2046	553,746
750,000	Venice, FL (Village on the Isle), Retirement Community Revenue Improvement Bonds (Series 2024), 5.500%, 1/1/2055	687,101
	TOTAL	20,598,360
	Georgia—2.4%
2,000,000	Atlanta, GA Development Authority (Westside Gulch Area Project (Spring Street Atlanta)), Convertible Capital Appreciation Economic Development Certificates (Series 2024-1), (Original Issue Yield: 6.500%), 6.500%, 12/15/2048	1,699,279
1,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2024B), 5.000%, 11/1/2041	1,052,842
2,500,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2018C), (United States Treasury PRF 11/1/2027@100), 5.000%, 11/1/2032	2,640,224
3,000,000	Atlanta, GA, UT GO Public Improvement Bonds (Series 2022A-1), 5.000%, 12/1/2040	3,164,784
3,000,000	Fayette County, GA Development Authority (United States Soccer Federation, Inc.), Revenue Bonds (Series 2024), 5.250%, 10/1/2049	3,019,014
1,000,000	Fayette County, GA Development Authority (United States Soccer Federation, Inc.), Revenue Bonds (Series 2024), 5.250%, 10/1/2054	1,001,216
2,500,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	2,505,895
4,135,000	Georgia Ports Authority, Revenue Bonds (Series 2022), 4.000%, 7/1/2052	3,521,856
4,000,000	Georgia State, UT GO Bonds (Series 2022A), 4.000%, 7/1/2042	3,845,708
2,450,000	Georgia State, UT GO Bonds (Series 2023A), 5.000%, 7/1/2040	2,612,628

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	Georgia—continued
$ 3,940,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project J Revenue Refunding Bonds (Series 2015A), 5.000%, 7/1/2060	$ 3,799,148
3,515,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project P Revenue Refunding Bonds (Series 2023A), 5.500%, 7/1/2064	3,565,348
	TOTAL	32,427,942
	Guam—0.1%
715,000	Guam Government, Business Privilege Tax Refunding Bonds (Series 2025G), 5.250%, 1/1/2039	748,164
500,000	Guam Government, Business Privilege Tax Refunding Bonds (Series 2025G), 5.250%, 1/1/2040	519,361
	TOTAL	1,267,525
	Idaho—0.6%
8,170,000	Idaho Housing and Finance Association, Sales Tax Revenue Bonds (Series 2024A), 5.000%, 8/15/2048	8,295,468
	Illinois—3.3%
1,000,000	Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), (Original Issue Yield: 5.190%), 5.000%, 4/1/2045	972,192
1,000,000	Chicago, IL Board of Education, UT GO Bonds (Series 2023A), 5.875%, 12/1/2047	1,016,839
625,000	Chicago, IL Board of Education, UT GO Dedicated Refunding Bonds (Series 2018D), (Original Issue Yield: 5.210%), 5.000%, 12/1/2046	556,572
305,000	Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.000%, 1/1/2041	305,100
2,000,000	Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2018B), 5.000%, 1/1/2048	1,981,976
1,335,000	Chicago, IL Transit Authority, Second Lien Sales Tax Receipts Revenue Bonds (Series 2020A), 5.000%, 12/1/2045	1,333,120
2,000,000	Chicago, IL Wastewater Transmission, Second Lien Wastewater Transmission Revenue Bonds (Series 2023A), (Assured Guaranty, Inc. INS), 5.250%, 1/1/2048	2,036,888
1,660,000	Chicago, IL, Refunding UT GO Bonds (Series 2016C), 5.000%, 1/1/2038	1,639,977
2,000,000	Chicago, IL, UT GO Bonds (Series 2019A), 5.500%, 1/1/2049	1,929,158
3,250,000	Chicago, IL, UT GO Bonds (Series 2023A), 5.250%, 1/1/2038	3,315,054
3,000,000	Cook County, IL Sales Tax Revenue, Revenue Refunding Bonds (Series 2017), 5.000%, 11/15/2037	3,053,512
750,000	Cook County, IL, UT GO Refunding Bonds (Series 2022A), 5.000%, 11/15/2033	827,668
320,000	DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	314,590
2,855,000	Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.500%), 5.250%, 5/15/2054	2,009,518
1,500,000	Illinois Finance Authority (DePaul University), Revenue Bonds (Series 2016), 5.000%, 10/1/2041	1,472,618
2,880,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	2,956,914
4,320,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2028	4,503,130
3,000,000	Illinois State, UT GO Bonds (Series 2023B), (Original Issue Yield: 4.730%), 4.500%, 5/1/2048	2,637,302
705,000	Illinois State, UT GO Bonds (Series 2023B), 5.500%, 5/1/2047	717,425
750,000	Illinois State, UT GO Bonds (Series 2024), 5.000%, 2/1/2038	787,355
4,000,000	Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2026	4,098,766
540,000	Illinois State, UT GO Refunding Bonds (Series 2021A), 4.000%, 3/1/2041	477,176
4,400,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), (Original Issue Yield: 5.060%), 5.000%, 6/15/2053	4,171,601
1,500,000	Sales Tax Securitization Corp., IL, Second Lien Sales Tax Bonds (Series 2024A), 5.000%, 1/1/2037	1,619,444
	TOTAL	44,733,895
	Indiana—1.9%
4,000,000	Indiana Finance Authority (Indiana University Health Obligated Group), Revenue Bonds (Series 2025D-2), 5.000%, Mandatory Tender 10/1/2031	4,322,104
3,735,000	Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2022A), 5.500%, 1/1/2053	3,855,011
1,250,000	Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2042	1,263,781
5,000,000	Indiana State Finance Authority (CWA Authority, Inc.), First Lien Wastewater Utility Revenue Bonds (Series 2022B), 5.250%, 10/1/2047	5,103,164
2,000,000	Indiana State Finance Authority (Marquette Project), Revenue Bonds (Series 2025A), 5.250%, 3/1/2050	1,882,930

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$ 1,500,000		Indiana State Finance Authority Hospital Revenue (Methodist Hospital of Indiana), Hospital Revenue Refunding Bonds (Series 2024A), 5.500%, 9/15/2039	$ 1,555,186
2,330,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.170%), 6.000%, 3/1/2053	2,375,935
1,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.270%), 6.125%, 3/1/2057	1,025,603
2,500,000		Rockport, IN (Indiana Michigan Power Co.), Pollution Control Revenue Refunding Bonds (Series 2025A), 3.700%, Mandatory Tender 6/1/2029	2,534,035
1,875,000		Whiting, IN Environmental Facilities (BP PLC), Environmental Facilities Revenue Bonds (Series 2008), 4.200%, Mandatory Tender 6/21/2035	1,860,224
		TOTAL	25,777,973
		Iowa—0.4%
5,300,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, 12/1/2050	5,980,665
		Kentucky—0.8%
2,000,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2051	1,475,381
5,565,000	[3]	Kentucky Public Energy Authority, Gas Supply Revenue Bonds (Series 2022A-2) FRNs, (Morgan Stanley GTD), 4.121% (SOFR x 0.67 +1.200%), Mandatory Tender 8/1/2030	5,568,646
3,000,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2024B), (BP PLC GTD), 5.000%, Mandatory Tender 8/1/2032	3,172,740
		TOTAL	10,216,767
		Louisiana—0.3%
2,400,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2048	2,375,410
1,000,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.250%, 7/1/2053	1,010,905
		TOTAL	3,386,315
		Maryland—0.7%
6,000,000		Anne Arundel County, MD, LT GO Bonds (Series 2018), 5.000%, 10/1/2032	6,222,002
1,500,000	[2]	Maryland State Economic Development Corp. (Core Natural Resources, Inc.), Port Facilities Refunding Revenue Bonds (Series 2025), 5.000%, Mandatory Tender 3/27/2035	1,506,546
270,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2031	278,955
550,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2035	559,757
555,000		Westminster, MD (Lutheran Village at Miller’s Grant, Inc.), Revenue Bonds (Series 2014A), 6.000%, 7/1/2034	555,201
		TOTAL	9,122,461
		Massachusetts—1.5%
1,345,000		Commonwealth of Massachusetts, UT GO Consolidated Loan Bonds (Series 2022C), 5.000%, 11/1/2048	1,363,066
5,000,000		Commonwealth of Massachusetts, UT GO Consolidated Loan Bonds (Series 2022C), 5.250%, 10/1/2052	5,156,597
1,660,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior Sales Tax Bonds (Series 2023A-1), (Original Issue Yield: 4.260%), 4.000%, 7/1/2053	1,422,620
5,000,000		Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2016Q), 5.000%, 7/1/2041	5,018,134
2,500,000		Massachusetts Development Finance Agency (Northeastern University), Revenue Bonds (Series 2022), 5.000%, 10/1/2044	2,539,024
5,000,000		Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Refunding Bonds (Series 2015C), 5.000%, 8/15/2037	4,999,734
		TOTAL	20,499,175
		Michigan—1.0%
2,980,000		Great Lakes, MI Water Authority, Water Supply System Revenue Senior Lien Bonds (Series 2022A), 5.250%, 7/1/2052	3,058,225
1,530,000		Michigan State Building Authority, Revenue and Revenue Refunding Bonds Facilities Program (Series 2019- I), 4.000%, 4/15/2054	1,267,220
1,250,000		Michigan State Finance Authority (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022A), 5.000%, 4/15/2038	1,305,813
4,000,000		Michigan State Finance Authority (Detroit, MI Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2039	4,001,915
1,500,000		Michigan State Finance Authority (Provident Group - HFH Energy LLC), Act 38 Facilities Senior Revenue Bonds (Series 2024), (Original Issue Yield: 4.600%), 4.375%, 2/28/2054	1,309,666

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$ 2,500,000		Wayne County, MI Airport Authority, Airport Revenue Bonds (Series 2025A), 5.500%, 12/1/2050	$ 2,611,392
		TOTAL	13,554,231
		Minnesota—0.7%
1,000,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	933,883
1,540,000		Minneapolis-St. Paul, MN Metropolitan Airports Commission, Subordinate Airport Revenue Bonds (Series 2022A), 5.000%, 1/1/2052	1,529,095
5,000,000	[3]	Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds (Series 2022B) FRNs, (Royal Bank of Canada GTD), 3.921% (SOFR x 0.67 +1.000%), Mandatory Tender 12/1/2027	5,004,261
2,000,000		St. Cloud, MN (CentraCare Health System), Health Care Revenue Bonds (Series 2024), (Original Issue Yield: 4.150%), 4.000%, 5/1/2050	1,665,371
		TOTAL	9,132,610
		Missouri—0.6%
4,000,000	[2]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	3,690,171
2,000,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Services Projects (Series 2024A), 5.250%, 2/1/2048	1,907,750
1,000,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Services Projects (Series 2024A), 5.250%, 2/1/2054	936,019
1,250,000		St. Louis, MO Lambert International Airport, Airport Revenue Bonds (Series 2017C), (Assured Guaranty, Inc. INS), 5.000%, 7/1/2042	1,255,529
		TOTAL	7,789,469
		Nevada—0.2%
2,200,000		Reno-Tahoe Airport Authority, Airport Revenue Bonds (Series 2024B), 5.000%, 7/1/2049	2,193,419
		New Hampshire—0.3%
2,035,000	[2]	National Finance Authority, NH (Attwater Project Texas MUD No. 38), Special Revenue Capital Appreciation Bonds (Series 2024), (Original Issue Yield: 6.250%), 6.250%, 4/1/2032	1,340,254
2,000,000	[2]	National Finance Authority, NH (Grand Prairie Project, Harris County, TX MUD), Special Revenue Bonds (Series 2024), (Original Issue Yield: 6.000%), 5.875%, 12/15/2032	1,966,771
1,477,285		National Finance Authority, NH, Municipal Certificates (Series 2024-1 Class A), (Original Issue Yield: 4.510%), 4.250%, 7/20/2041	1,401,784
		TOTAL	4,708,809
		New Jersey—2.9%
1,800,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2041	1,868,482
4,000,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2047	4,070,097
1,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), (United States Treasury PRF 6/15/2027@100), 5.000%, 6/15/2033	1,044,958
930,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), (United States Treasury PRF 12/15/2028@100), 5.000%, 6/15/2043	1,003,151
1,570,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), 5.000%, 6/15/2043	1,573,669
750,000		New Jersey State Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.250%, 9/1/2053	763,074
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Federal Highway Reimbursement Revenue Refunding Notes (Series 2018A), 5.000%, 6/15/2031	1,016,272
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022AA), 5.000%, 6/15/2035	1,073,709
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2023BB), 5.000%, 6/15/2037	1,063,458
2,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2024AA), 4.000%, 6/15/2042	1,789,887
1,150,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	1,191,641
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), (Original Issue Yield: 4.250%), 4.250%, 6/15/2044	903,751
2,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2022CC), (United States Treasury PRF 12/15/2032@100), 5.000%, 6/15/2048	2,270,809
4,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2019A), 5.000%, 1/1/2048	4,017,110

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$ 3,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2022B), 5.250%, 1/1/2052	$ 3,586,723
4,745,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Senior Refunding Bonds (Series 2018A), 5.000%, 6/1/2035	4,808,423
7,010,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	6,756,281
		TOTAL	38,801,495
		New Mexico—0.2%
2,175,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	2,089,127
		New York—3.4%
1,000,000		Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2052	955,730
2,860,000		Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2057	2,702,108
1,500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Green Bonds (Series 2020C-1), 5.000%, 11/15/2050	1,450,932
3,175,000		Monroe County, NY IDC (University of Rochester), Revenue Bonds (Series 2017C), 4.000%, 7/1/2043	2,873,796
2,225,000		New York City Housing Development Corp., Multifamily Housing Revenue Bonds (Series 2024B-1), 4.850%, 11/1/2059	2,123,635
2,500,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2022AA-3), 5.000%, 6/15/2047	2,496,114
3,000,000		New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2019S-3A), 5.000%, 7/15/2032	3,173,336
2,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2023F-1), (Original Issue Yield: 4.450%), 4.000%, 2/1/2051	1,698,775
3,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2025H-1), 5.000%, 11/1/2038	3,214,332
2,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2026A), 5.000%, 5/1/2040	2,119,339
1,500,000		New York City, NY, UT GO Bonds (Series 2023B-B1), 5.250%, 10/1/2047	1,533,312
2,500,000	[2]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	2,393,129
2,260,000		New York State Dormitory Authority (Fordham University), Revenue Bonds (Series 2020), 4.000%, 7/1/2046	1,933,511
4,500,000		New York State Dormitory Authority (New York School Districts Revenue Bond Financing Program), School Districts Revenue Bond Financing Program (Series 2022B), (Build America Mutual Assurance INS), 5.000%, 10/1/2034	4,827,692
1,010,000		New York State Thruway Authority, General Revenue Bonds (Series 2020N), 5.000%, 1/1/2040	1,041,565
4,825,000		New York State Thruway Authority, General Revenue Junior Indebtedness Obligations (Series 2019B), 4.000%, 1/1/2050	4,059,527
4,475,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 4.000%, 12/1/2040	4,101,878
1,000,000		Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 5.076%), 5.000%, 12/1/2034	1,035,052
1,000,000		Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 6.100%), 6.000%, 12/1/2053	1,017,176
1,250,000		Triborough Bridge & Tunnel Authority, NY (Triborough Bridge & Tunnel Authority Real Estate Transfer Tax), TBTA Lockbox Fund Revenue Bonds (Series 2025A), 5.000%, 12/1/2043	1,283,298
		TOTAL	46,034,237
		North Carolina—0.6%
1,250,000		Charlotte, NC Aviation Department, Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2042	1,258,487
5,000,000		Charlotte, NC Aviation Department, Airport Revenue Bonds (Series 2022A), 4.000%, 7/1/2052	4,338,714
1,000,000		North Carolina Medical Care Commission (Penick Village), Retirement Facilities First Mortgage Revenue Bonds (Series 2024), 5.500%, 9/1/2044	975,314
1,500,000		North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds (Series 2015A), 5.000%, 1/1/2031	1,512,465
		TOTAL	8,084,980
		Ohio—1.4%
4,000,000		Allen County, OH (Bon Secours Mercy Health), Hospital Facilities Revenue Refunding Bonds, 4.000%, 8/1/2047	3,353,132
1,000,000		Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2051	899,235
1,500,000		Hamilton County, OH (Life Enriching Communities), Hospital Revenue Bonds (Series 2023A), 5.750%, 1/1/2053	1,515,748
3,250,000		Hamilton County, OH Sewer System Revenue and Refunding Revenue Bonds (Series 2024A), 5.000%, 12/1/2053	3,272,528
1,080,000		Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 2/15/2027	1,085,740

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$ 1,125,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2041	$ 1,110,560
3,000,000		Ohio State University, General Receipts Bonds (Series 2021A), 4.000%, 12/1/2048	2,581,656
2,000,000		Ohio State, Common Schools UT GO Bonds (Series 2025A), 5.000%, 6/15/2035	2,280,227
1,500,000		Port of Greater Cincinnati, OH Development Authority (Duke Energy Convention Center), First Subordinate Development Revenue and Refunding Bonds (Series 2024B), (Assured Guaranty, Inc. INS), 4.375%, 12/1/2058	1,307,237
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2019A), 4.000%, 6/1/2035	1,002,318
		TOTAL	18,408,381
		Oklahoma—0.1%
1,250,000		Tulsa County, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2037	1,251,638
		Oregon—0.3%
3,525,000		Oregon State Housing and Community Services Department, Single Family Mortgage Program (Series 2023A), 4.600%, 7/1/2043	3,400,918
1,000,000		Oregon State, UT GO Bonds (Series 2025A), 5.000%, 5/1/2033	1,132,689
		TOTAL	4,533,607
		Pennsylvania—2.8%
4,000,000		Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2022), 5.750%, 6/1/2047	4,206,950
1,000,000		Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 5.000%, 6/1/2033	1,036,167
5,000,000		Commonwealth of Pennsylvania, UT GO Bonds (First Series 2022), 5.000%, 10/1/2042	5,135,516
455,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	446,198
1,360,000		Lancaster County, PA Hospital Authority (University of Pennsylvania Health System), Revenue Refunding Bonds (Series 2016), 5.000%, 8/15/2042	1,360,810
1,000,000		Lancaster, PA Municipal Authority (Garden Spot Village), Healthcare Facilities Revenue Bonds (Series 2024A), 5.000%, 5/1/2044	976,415
605,000		Lancaster, PA Municipal Authority (Garden Spot Village), Healthcare Facilities Revenue Bonds (Series 2024A), 5.000%, 5/1/2049	569,984
1,145,000		Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-2), 4.000%, 5/15/2053	931,142
5,000,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University Obligated Group), Revenue Bonds (Series 2024B-1), (Assured Guaranty, Inc. INS), 4.250%, 11/1/2051	4,371,028
5,175,000		Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Series 2015B), 5.000%, 12/1/2040	5,182,066
2,430,000		Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Series 2019A), 5.000%, 12/1/2044	2,436,210
1,155,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2022B), 5.250%, 12/1/2052	1,171,782
4,240,000		Pennsylvania State University, Revenue Bonds (Series 2022A), 5.000%, 9/1/2047	4,279,987
345,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	351,956
2,500,000		Philadelphia, PA Water & Wastewater System, Revenue Bonds (Series 2024C), (Assured Guaranty, Inc. INS), 5.250%, 9/1/2054	2,546,415
2,990,000		Upper St Clair TWP PA School District, UT GO Bonds (Series 2025), 4.000%, 10/1/2043	2,789,665
		TOTAL	37,792,291
		Puerto Rico—0.9%
2,490,792		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2035	2,375,439
4,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 5.750%, 7/1/2031	4,342,439
4,000,000	[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Refunding Bonds (Series 2021B), 4.000%, 7/1/2042	3,450,790
2,750,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-1), 4.750%, 7/1/2053	2,464,725
		TOTAL	12,633,393
		Rhode Island—0.3%
4,500,000		Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.000%, 6/1/2050	4,332,477
		South Carolina—0.1%
1,625,000		South Carolina State Public Service Authority (Santee Cooper), Revenue and Refunding Bonds (Series 2025B), 5.000%, 12/1/2044	1,635,213

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	Tennessee—0.9%
$ 2,805,000	Chattanooga, TN Health, Educational & Housing Facility Board (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 4.000%, 8/1/2044	$ 2,417,663
5,000,000	Metropolitan Government Nashville & Davidson County, TN, UT GO Improvement Bonds (Series 2018), 5.000%, 7/1/2031	5,285,981
1,500,000	Metropolitan Nashville, TN Airport Authority, Airport Improvement Revenue Bonds (Series 2022A), 5.250%, 7/1/2047	1,530,606
2,705,000	Metropolitan Nashville, TN Airport Authority, Subordinate Airport Revenue Bonds (Series 2019A), 4.000%, 7/1/2049	2,329,512
	TOTAL	11,563,762
	Texas—5.5%
2,000,000	Cedar Hill, TX Independent School District, UT GO Bonds (Series 2024), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 2/15/2050	1,705,594
1,500,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2020E), 4.000%, 1/1/2050	1,279,749
5,000,000	Central Texas Regional Mobility Authority, Subordinate Lien Revenue Refunding Bonds (Series 2016), 4.000%, 1/1/2041	4,593,375
1,985,000	Conroe, TX Independent School District, UT GO Tax School Building Bonds (Series 2022), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 2/15/2047	1,723,081
2,000,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding and Improvement Bonds (Series 2024), (Original Issue Yield: 4.280%), 4.000%, 11/1/2049	1,725,362
1,200,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2022B), 4.000%, 11/1/2045	1,075,460
8,215,000	DeSoto, TX Independent School District, UT GO School Building Bonds (Series 2025), (Texas Permanent School Fund Guarantee Program GTD), 5.250%, 8/15/2045	8,515,414
2,000,000	Harris County, TX Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Holding, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.000%, 1/1/2048	1,793,439
4,870,000	Harris County, TX IDC (Energy Transfer LP), Marine Terminal Refunding Revenue Bonds (Series 2023), 4.050%, Mandatory Tender 6/1/2033	4,804,421
1,045,000	Harris County-Houston, TX Sports Authority, Senior Lien Revenue Refunding Bonds (Series 2024A), (Assured Guaranty, Inc. INS), 5.000%, 11/15/2037	1,118,640
1,255,000	Harris County-Houston, TX Sports Authority, Senior Lien Revenue Refunding Bonds (Series 2024A), (Assured Guaranty, Inc. INS), 5.000%, 11/15/2038	1,329,566
2,000,000	Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2014D), 5.000%, 11/15/2044	2,000,254
1,335,000	Houston, TX, Public Improvement and Refunding Bonds (Series 2024A), (Original Issue Yield: 4.380%), 4.125%, 3/1/2051	1,145,198
1,606,885	New Hope Cultural Education Facilities Finance Corporation (Buckingham Senior Living Community), Retirement Facilities Revenue Exchange Bonds (Series 2021B), 2.000%, 11/15/2061	406,396
650,000	New Hope Cultural Education Facilities Finance Corporation (MRC Langford), Retirement Facility Revenue Bonds (Series 2016A), 5.500%, 11/15/2046	503,183
1,200,000	New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2025), 5.000%, 11/1/2055	1,081,957
1,500,000	North Texas Municipal Water District Water System, Revenue Refunding and Improvement Bonds (Series 2025), 5.000%, 9/1/2034	1,696,974
1,430,000	North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2018), 4.250%, 1/1/2049	1,206,885
4,000,000	Northside, TX Independent School District, UT GO School Building Bonds (Series 2020), (Texas Permanent School Fund Guarantee Program GTD), 3.550%, Mandatory Tender 6/1/2028	4,048,027
1,610,000	San Antonio, TX Public Facilities Corp. (San Antonio, TX), Convention Center Facilities Lease Revenue Refunding and Improvement Bonds (Series 2022), 5.000%, 9/15/2033	1,767,266
2,950,000	Spring Branch, TX Independent School District, UT GO School Building and Refunding Bonds (Series 2025), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 2/1/2035	3,298,274
1,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Texas Health Resources System), Revenue Bonds (Series 2025A), 5.500%, 11/15/2052	1,047,954
4,045,000	Texas City Independent School District/TX, UT GO School Building Bonds (Series 2023), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 8/15/2048	3,491,042
2,965,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), (Bank of America Corp. GTD), 5.250%, 12/15/2026	3,040,617
2,400,000	Texas Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Revenue Bonds (Series 2023B), (BP PLC GTD), 5.500%, Mandatory Tender 1/1/2034	2,606,167
1,000,000	Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 12/31/2038	923,094
1,000,000	Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 12/31/2039	907,362

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$ 1,050,000		Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 6/30/2039	$ 961,018
1,880,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	1,840,790
5,000,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2017A), 4.000%, 10/15/2036	4,940,628
1,500,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2022), 5.000%, 10/15/2047	1,512,975
5,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, General Revenue Bonds (Series 2022A), 5.000%, 7/1/2042	5,175,963
		TOTAL	73,266,125
		Utah—0.5%
2,955,000		Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2025B), 5.500%, 7/1/2050	3,091,921
3,200,000		Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2025B), 5.500%, 7/1/2055	3,330,380
		TOTAL	6,422,301
		Virginia—1.1%
1,600,000		James City County, VA EDA (Williamsburg Landing), Residential Care Facility Revenue Bonds (Series 2024A), 6.875%, 12/1/2058	1,669,893
2,250,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds (Series 2023A), 7.000%, 9/1/2053	2,437,241
1,135,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds (Series 2023A), 7.000%, 9/1/2059	1,223,047
7,385,000		Virginia College Building Authority, Revenue Bonds (Series 2018A), 5.000%, 9/1/2031	7,869,681
1,085,000		Virginia Small Business Financing Authority (LifeSpire of Virginia), Revenue and Refunding Bonds (Series 2024A), 5.500%, 12/1/2054	1,066,806
		TOTAL	14,266,668
		Washington—1.3%
3,000,000		King County, WA Sewer System, Sewer Revenue and Refunding Bonds (Series 2024A), 5.000%, 1/1/2037	3,301,617
1,745,000		Seattle, WA Water System, Water System Improvement and Refunding Revenue Bonds (Series 2022), 5.000%, 9/1/2044	1,788,433
1,500,000	[2]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	1,513,930
2,459,548		Washington State Housing Finance Commission, Municipal Certificates (Series 2023-1 Class A), (Original Issue Yield: 5.067%), 3.375%, 4/20/2037	2,227,310
7,000,000		Washington State, UT GO Bonds (Series 2018C), 5.000%, 2/1/2036	7,236,855
1,825,000		Washington State, UT GO Motor Vehicle Fuel Tax Bonds (Series 2019B), 5.000%, 6/1/2039	1,871,179
		TOTAL	17,939,324
		Wisconsin—0.4%
3,000,000	[2]	Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 6.625%, 12/1/2032	3,005,108
2,405,000		Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Revenue Refunding Bonds (Series 2014A), 5.000%, 11/15/2029	2,408,084
		TOTAL	5,413,192
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $667,470,730)	645,611,640
	[3]	SHORT-TERM MUNICIPALS—4.4%
		Nevada—1.0%
13,100,000		Nevada Housing Division (DWF V Summit Club Holdings LLC), Mizuho 3a-7 (Series 2023-MIZ9131) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 8/1/2025	13,100,000
		New York—1.0%
10,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2005D-1) Daily VRDNs, (Truist Bank LOC), 2.750%, 8/1/2025	10,000,000
3,100,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-2) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.750%, 8/1/2025	3,100,000
400,000		New York City, NY, Fiscal 2018 (Subseries B-4) Daily VRDNs, (Barclays Bank plc LIQ), 2.800%, 8/1/2025	400,000
		TOTAL	13,500,000

Principal Amount or Shares			Value
	[3]	SHORT-TERM MUNICIPALS—continued
		North Carolina—0.1%
$ 800,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2007B) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.850%, 8/1/2025	$ 800,000
		Ohio—0.4%
705,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-4) Daily VRDNs, (Barclays Bank plc LIQ), 2.750%, 8/1/2025	705,000
5,045,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LIQ), 2.650%, 8/1/2025	5,045,000
		TOTAL	5,750,000
		Pennsylvania—0.6%
3,520,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 2.750%, 8/1/2025	3,520,000
4,300,000		Northampton County, PA General Purpose Authority (St. Luke’s Hospital Obligated Group), (Series B) Daily VRDNs, (TD Bank, N.A. LOC), 2.750%, 8/1/2025	4,300,000
850,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019E) Daily VRDNs, (U.S. Bank, N.A. LIQ), 2.900%, 8/1/2025	850,000
		TOTAL	8,670,000
		Texas—1.3%
15,910,000		Gulf Coast, TX IDA (Exxon Mobil Corp.), (Series 2012) Daily VRDNs, 2.800%, 8/1/2025	15,910,000
900,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-1) Daily VRDNs, 2.800%, 8/1/2025	900,000
500,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-2) Daily VRDNs, 2.800%, 8/1/2025	500,000
		TOTAL	17,310,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $59,130,000)	59,130,000
		TOTAL INVESTMENT IN SECURITIES—101.1% (IDENTIFIED COST $1,097,608,050)	1,357,493,206
		OTHER ASSETS AND LIABILITIES - NET—(1.1%)[4]	(14,139,116)
		NET ASSETS—100%	$1,343,354,090
At July 31, 2025, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2025, these restricted securities amounted to $23,083,068, which represented 1.7% of net assets.

Additional information on restricted securities held at July 31, 2025, is as follows:
Security	Acquisition Date	Cost	Value
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2051	5/27/2021	$259,714	$209,876
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	5/27/2021	$258,773	$205,966
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	8/27/2015	$1,135,000	$1,085,566
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	5/15/2018	$4,037,283	$3,690,171
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	10/06/2016	$670,201	$658,560
Maryland State Economic Development Corp. (Core Natural Resources, Inc.), Port Facilities Refunding Revenue Bonds (Series 2025), 5.000%, Mandatory Tender 3/27/2035	3/20/2025	$1,500,000	$1,506,546
National Finance Authority, NH (Attwater Project Texas MUD No. 38), Special Revenue Capital Appreciation Bonds (Series 2024), (Original Issue Yield: 6.250%), 6.250%, 4/1/2032	11/22/2024	$1,358,373	$1,340,254
National Finance Authority, NH (Grand Prairie Project, Harris County, TX MUD), Special Revenue Bonds (Series 2024), (Original Issue Yield: 6.000%), 5.875%, 12/15/2032	12/06/2024	$1,985,400	$1,966,771
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	10/29/2014	$2,500,000	$2,393,129
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.875%, 11/15/2052	10/06/2022	$2,000,000	$2,056,401

Security	Acquisition Date	Cost	Value
Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 6.625%, 12/1/2032	2/02/2023	$3,000,000	$3,005,108
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Refunding Bonds (Series 2021B), 4.000%, 7/1/2042	4/01/2024	$3,820,000	$3,450,790
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	12/14/2016	$1,502,022	$1,513,930

3
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$645,611,640	$—	$645,611,640
Short-Term Municipals	—	59,130,000	—	59,130,000
Equity Securities:
Common Stocks
Domestic	601,621,871	—	—	601,621,871
International	34,147,048	16,982,647	—	51,129,695
TOTAL SECURITIES	$635,768,919	$721,724,287	$—	$1,357,493,206

The following acronym(s) are used throughout this portfolio:
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
LT	—Limited Tax
PRF	—Pre-refunded
SOFR	—Secured Overnight Financing Rate
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes